Notes to the Balance Sheet - Summary of Treasury Stock - Additional Information (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Treasury Shares [Line Items]
Treasury stock shares (in shares)			83,154	131,414
Treasury stock balance	€ 1,995,880	€ 2,450,303	€ 3,085,054	€ 4,868,744
Increase (decrease) in trasury stock amount due to transfer	€ (454,423)	€ (634,751)	€ (1,783,690)
Transfer in the year (in shares)	12,295	17,174	48,260
Ordinary shares outstanding (in shares)	37,601,452	34,165,963
Non-bearer shares
Treasury Shares [Line Items]
Treasury stock shares (in shares)	53,685	65,980
Treasury stock balance	€ 53,685	€ 65,980
April 2019 Long-Term Incentive Program | Management Board
Treasury Shares [Line Items]
Number of performance shares (in shares)	12,295